Vanguard® Growth and Income Fund
Schedule of Investments (unaudited)
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.6%)
Communication Services (11.7%)
	Meta Platforms Inc. Class A	815,864	602,181
	Alphabet Inc. Class A	2,150,018	378,898
*	Netflix Inc.	223,373	299,126
	Alphabet Inc. Class C	996,092	176,697
	Walt Disney Co.	1,043,019	129,345
	AT&T Inc.	2,851,150	82,512
	T-Mobile US Inc.	309,887	73,834
*	Roblox Corp. Class A	543,523	57,179
	Verizon Communications Inc.	1,024,271	44,320
	Comcast Corp. Class A	640,210	22,849
	Electronic Arts Inc.	112,150	17,910
	Fox Corp. Class A	120,846	6,772
*	Charter Communications Inc. Class A	14,098	5,763
	New York Times Co. Class A	55,000	3,079
	News Corp. Class A	76,600	2,277
	Telephone & Data Systems Inc.	61,100	2,174
*	Live Nation Entertainment Inc.	8,245	1,247
*	Eventbrite Inc. Class A	418,800	1,101
*	Gannett Co. Inc.	297,200	1,064
*	United States Cellular Corp.	14,600	934
*	Lionsgate Studios Corp.	127,100	738
	ATN International Inc.	43,947	714
*	QuinStreet Inc.	31,700	510
*	Warner Bros Discovery Inc.	44,184	506
*	EW Scripps Co. Class A	116,800	343
	Cinemark Holdings Inc.	11,061	334
	IDT Corp. Class B	4,100	280
	Scholastic Corp.	10,499	220
*	Starz Entertainment Corp.	12,300	198
*	AMC Networks Inc. Class A	28,500	179
*	Globalstar Inc.	7,200	170
*	Spotify Technology SA	200	154
*	Nextdoor Holdings Inc.	59,887	99
*	Altice USA Inc. Class A	24,800	53
*	PubMatic Inc. Class A	3,128	39
	Sinclair Inc.	2,800	39
	Gray Media Inc.	7,367	33
	Entravision Communications Corp. Class A	12,200	28
*	Lumen Technologies Inc.	3,800	17
*	WideOpenWest Inc.	2,500	10
			1,913,926
Consumer Discretionary (10.4%)
*	Amazon.com Inc.	3,031,804	665,147
*	Tesla Inc.	574,621	182,534
	Booking Holdings Inc.	19,276	111,593
*	Airbnb Inc. Class A	679,141	89,878
*	O'Reilly Automotive Inc.	904,317	81,506
	Marriott International Inc. Class A	259,683	70,948
	Pool Corp.	182,432	53,175
*	Carnival Corp.	1,762,806	49,570
	Expedia Group Inc.	218,190	36,804
*	Carvana Co.	94,600	31,876
*	Chipotle Mexican Grill Inc.	536,490	30,124
	Garmin Ltd.	140,300	29,283
	Royal Caribbean Cruises Ltd.	92,400	28,934
	Ross Stores Inc.	208,462	26,596
	Williams-Sonoma Inc.	120,600	19,702
*	Coupang Inc.	544,700	16,319
	Lowe's Cos. Inc.	65,628	14,561

		Shares	Market Value ($000)
	TJX Cos. Inc.	115,900	14,313
	Best Buy Co. Inc.	201,900	13,554
	General Motors Co.	262,800	12,932
	Ralph Lauren Corp.	44,138	12,106
	Yum! Brands Inc.	76,600	11,351
*	DraftKings Inc. Class A	222,500	9,543
*	MercadoLibre Inc.	2,704	7,067
*	Brinker International Inc.	34,400	6,203
	Hilton Worldwide Holdings Inc.	22,500	5,993
	Home Depot Inc.	16,200	5,940
	Gap Inc.	255,100	5,564
*	Adient plc	283,208	5,511
*	DoorDash Inc. Class A	21,200	5,226
	Starbucks Corp.	54,600	5,003
	DR Horton Inc.	34,800	4,486
*	Amer Sports Inc.	87,000	3,372
*	Rush Street Interactive Inc.	207,000	3,084
*	Viking Holdings Ltd.	57,800	3,080
	Tapestry Inc.	33,020	2,900
	Leggett & Platt Inc.	298,000	2,658
*	Ulta Beauty Inc.	5,590	2,615
	Bath & Body Works Inc.	69,200	2,073
*	Capri Holdings Ltd.	73,100	1,294
	Churchill Downs Inc.	12,300	1,242
	International Game Technology plc	68,100	1,077
*	Coursera Inc.	121,800	1,067
	Bloomin' Brands Inc.	113,600	978
*	Deckers Outdoor Corp.	8,399	866
*	Laureate Education Inc.	37,000	865
*	CarMax Inc.	10,700	719
*	Genius Sports Ltd.	58,700	611
	Service Corp. International	7,400	602
*	Cooper-Standard Holdings Inc.	24,491	527
*	RealReal Inc.	107,900	517
*	Stoneridge Inc.	55,900	394
	Tractor Supply Co.	6,700	354
*	SharkNinja Inc.	3,500	346
*	Global-e Online Ltd.	9,000	302
	Las Vegas Sands Corp.	6,300	274
*	Peloton Interactive Inc. Class A	39,131	272
*	Hanesbrands Inc.	53,100	243
*	Tri Pointe Homes Inc.	6,000	192
*	Red Robin Gourmet Burgers Inc.	22,091	128
*	Mohawk Industries Inc.	1,200	126
	Afya Ltd. Class A	5,846	104
*	Sleep Number Corp.	14,821	100
*	ODP Corp.	4,700	85
	OneSpaWorld Holdings Ltd.	3,900	80
*	Universal Electronics Inc.	3,500	23
	JAKKS Pacific Inc.	1,040	22
*	QVC Group Inc.	600	2
*	Sportsman's Warehouse Holdings Inc.	200	1
	J Jill Inc.	100	1
*,1	LL Flooring Holdings Inc.	17,700	—
			1,696,538
Consumer Staples (5.6%)
	Philip Morris International Inc.	1,562,532	284,584
	Walmart Inc.	1,357,790	132,765
	Costco Wholesale Corp.	112,231	111,102
	Kroger Co.	1,426,900	102,352
	Altria Group Inc.	943,203	55,300
	PepsiCo Inc.	309,400	40,853
	Coca-Cola Co.	374,100	26,468
	Colgate-Palmolive Co.	279,200	25,379
	Kimberly-Clark Corp.	191,600	24,701
*	Monster Beverage Corp.	377,780	23,664
	Procter & Gamble Co.	71,000	11,312
	Dollar General Corp.	91,710	10,490
	Coca-Cola Consolidated Inc.	74,200	8,284

		Shares	Market Value ($000)
	Sysco Corp.	108,100	8,188
	Clorox Co.	56,600	6,796
*	Vita Coco Co. Inc.	186,500	6,733
*	BellRing Brands Inc.	116,200	6,731
*	United Natural Foods Inc.	260,000	6,061
[2]	WK Kellogg Co.	378,200	6,029
	Walgreens Boots Alliance Inc.	334,900	3,845
	Estee Lauder Cos. Inc. Class A	29,300	2,367
*	Boston Beer Co. Inc. Class A	11,500	2,194
	Hormel Foods Corp.	65,688	1,987
	Coca-Cola Europacific Partners plc	20,363	1,888
	Tyson Foods Inc. Class A	32,500	1,818
	Pilgrim's Pride Corp.	37,700	1,696
*	National Beverage Corp.	21,500	930
	Bunge Global SA	10,928	877
	Nu Skin Enterprises Inc. Class A	108,800	869
*	Performance Food Group Co.	9,091	795
	Albertsons Cos. Inc. Class A	27,963	602
	Fresh Del Monte Produce Inc.	17,062	553
*	Medifast Inc.	39,005	548
*	BJ's Wholesale Club Holdings Inc.	4,301	464
	Target Corp.	1,300	128
*	Lifeway Foods Inc.	5,100	126
*	Sprouts Farmers Market Inc.	700	115
	SpartanNash Co.	3,140	83
	Adecoagro SA	7,006	64
*	BRC Inc. Class A	49,000	64
	Seaboard Corp.	19	54
*	Hain Celestial Group Inc.	35,100	53
	Kellanova	559	44
*	Mama's Creations Inc.	4,890	41
			919,997
Energy (2.1%)
	Exxon Mobil Corp.	1,377,632	148,509
	Shell plc ADR	1,007,178	70,915
	Targa Resources Corp.	159,916	27,838
	Cheniere Energy Inc.	93,700	22,818
	Halliburton Co.	652,300	13,294
*	Antero Resources Corp.	289,799	11,673
*	CNX Resources Corp.	297,300	10,013
	ConocoPhillips	85,400	7,664
	Kinder Morgan Inc.	256,800	7,550
	Range Resources Corp.	84,423	3,433
	Marathon Petroleum Corp.	19,410	3,224
	California Resources Corp.	51,600	2,357
	Expand Energy Corp.	17,800	2,081
	TechnipFMC plc	56,500	1,946
	Antero Midstream Corp.	87,300	1,654
*	REX American Resources Corp.	33,200	1,617
	Devon Energy Corp.	36,879	1,173
	Coterra Energy Inc.	44,003	1,117
*	Oil States International Inc.	191,900	1,029
	Williams Cos. Inc.	14,100	886
*	Comstock Resources Inc.	29,650	820
*	Gulfport Energy Corp.	3,977	800
	EQT Corp.	9,500	554
	ONEOK Inc.	4,800	392
*	Green Plains Inc.	31,598	191
	Berry Corp.	55,500	154
*	TETRA Technologies Inc.	37,300	125
	FutureFuel Corp.	29,988	116
	Hess Corp.	300	42
			343,985
Financials (14.2%)
	Mastercard Inc. Class A	550,901	309,573
	Wells Fargo & Co.	3,813,500	305,538
	Visa Inc. Class A	641,610	227,804
	KKR & Co. Inc.	1,043,085	138,762
	Marsh & McLennan Cos. Inc.	529,478	115,765

		Shares	Market Value ($000)
	Progressive Corp.	341,540	91,143
	Capital One Financial Corp.	408,100	86,827
	Intercontinental Exchange Inc.	449,460	82,462
	Charles Schwab Corp.	856,960	78,189
	American Express Co.	244,700	78,054
	Ares Management Corp. Class A	430,597	74,579
*	Berkshire Hathaway Inc. Class B	143,077	69,502
	Nasdaq Inc.	770,096	68,862
	Cboe Global Markets Inc.	269,197	62,779
	JPMorgan Chase & Co.	194,027	56,250
	MSCI Inc.	78,980	45,551
	Synchrony Financial	602,134	40,186
	PNC Financial Services Group Inc.	210,520	39,245
	Allstate Corp.	189,030	38,054
	M&T Bank Corp.	184,852	35,859
	Moody's Corp.	55,511	27,844
	Blackstone Inc.	183,520	27,451
	S&P Global Inc.	44,650	23,543
	Zions Bancorp NA	296,450	15,398
	Bank of America Corp.	321,522	15,214
	Morgan Stanley	87,500	12,325
*	Robinhood Markets Inc. Class A	124,900	11,694
	Travelers Cos. Inc.	37,502	10,033
	Affiliated Managers Group Inc.	50,110	9,860
	Bank of New York Mellon Corp.	103,060	9,390
	CME Group Inc.	33,300	9,178
	State Street Corp.	84,000	8,933
	Globe Life Inc.	68,220	8,479
*	Toast Inc. Class A	170,700	7,560
*	UBS Group AG (Registered)	158,600	5,364
	Bank OZK	110,500	5,200
	Apollo Global Management Inc.	36,388	5,162
	Blue Owl Capital Corp.	304,200	4,362
	Virtu Financial Inc. Class A	94,676	4,241
	Brown & Brown Inc.	37,786	4,189
*	SoFi Technologies Inc.	229,700	4,183
*	Coinbase Global Inc. Class A	11,030	3,866
	Citizens Financial Group Inc.	77,700	3,477
*	Affirm Holdings Inc.	47,000	3,250
	MetLife Inc.	36,600	2,943
	Hartford Insurance Group Inc.	21,650	2,747
*	WEX Inc.	18,564	2,727
	Regions Financial Corp.	93,500	2,199
	MGIC Investment Corp.	68,300	1,901
	Erie Indemnity Co. Class A	5,420	1,880
	Everest Group Ltd.	4,600	1,563
	Jefferies Financial Group Inc.	28,498	1,559
	Credicorp Ltd.	6,919	1,547
	Principal Financial Group Inc.	19,200	1,525
	Invesco Ltd.	92,900	1,465
*	Enova International Inc.	12,900	1,439
	US Bancorp	31,175	1,411
*	NU Holdings Ltd. Class A	82,200	1,128
*	Customers Bancorp Inc.	19,099	1,122
*	Oscar Health Inc. Class A	51,100	1,096
	Fidelity National Financial Inc.	16,800	942
	Franklin Resources Inc.	38,900	928
	Essent Group Ltd.	14,835	901
	Enact Holdings Inc.	24,043	893
	AGNC Investment Corp.	83,600	768
*	NMI Holdings Inc.	17,614	743
*	EZCorp. Inc. Class A	48,400	672
	Selective Insurance Group Inc.	7,200	624
	Federal Agricultural Mortgage Corp. Class C	2,400	466
	Starwood Property Trust Inc.	22,600	454
	SouthState Corp.	4,800	442
	Live Oak Bancshares Inc.	14,400	429
	American International Group Inc.	4,829	413
	DigitalBridge Group Inc.	37,800	391
	F&G Annuities & Life Inc.	11,700	374

		Shares	Market Value ($000)
	Aflac Inc.	3,351	353
	Huntington Bancshares Inc.	20,500	344
	James River Group Holdings Ltd.	56,255	330
	Janus Henderson Group plc	8,400	326
	First Internet Bancorp	12,000	323
	Nelnet Inc. Class A	2,600	315
	Bank of NT Butterfield & Son Ltd.	7,000	310
	First American Financial Corp.	4,800	295
*	Flywire Corp.	22,305	261
	PROG Holdings Inc.	8,800	258
	Advanced Flower Capital Inc.	55,116	247
	KKR Real Estate Finance Trust Inc.	26,623	233
	Radian Group Inc.	6,100	220
	BOK Financial Corp.	2,000	195
	Cincinnati Financial Corp.	1,200	179
	Ladder Capital Corp.	14,100	152
*	Ambac Financial Group Inc.	20,559	146
	Federated Hermes Inc.	2,500	111
	Webster Financial Corp.	1,797	98
	BankUnited Inc.	2,300	82
	Global Payments Inc.	800	64
*	Baldwin Insurance Group Inc.	1,300	56
	Universal Insurance Holdings Inc.	1,900	53
	TPG RE Finance Trust Inc.	6,700	52
	Granite Point Mortgage Trust Inc.	18,800	46
	Truist Financial Corp.	900	39
*	MBIA Inc.	2,937	13
			2,327,973
Health Care (9.7%)
	Eli Lilly & Co.	277,475	216,300
	Merck & Co. Inc.	2,080,971	164,730
*	Boston Scientific Corp.	1,409,533	151,398
	AbbVie Inc.	765,158	142,029
	Gilead Sciences Inc.	975,950	108,204
*	Vertex Pharmaceuticals Inc.	161,604	71,946
	Johnson & Johnson	453,980	69,345
	UnitedHealth Group Inc.	201,417	62,836
*	Edwards Lifesciences Corp.	686,844	53,718
	ResMed Inc.	184,890	47,702
*	ICON plc	317,184	46,134
	Medtronic plc	476,500	41,537
	McKesson Corp.	54,800	40,156
	Cardinal Health Inc.	187,400	31,483
	Stryker Corp.	77,794	30,778
	Amgen Inc.	105,950	29,582
	Pfizer Inc.	1,001,600	24,279
	Humana Inc.	95,100	23,250
	Regeneron Pharmaceuticals Inc.	38,600	20,265
	Bristol-Myers Squibb Co.	429,678	19,890
*	Moderna Inc.	672,800	18,563
*	Dexcom Inc.	208,580	18,207
	HCA Healthcare Inc.	42,344	16,222
	Thermo Fisher Scientific Inc.	33,600	13,623
	Becton Dickinson & Co.	74,100	12,764
	Universal Health Services Inc. Class B	41,260	7,474
	Cigna Group	21,660	7,160
*	Biogen Inc.	56,700	7,121
*	Molina Healthcare Inc.	21,800	6,494
	Teleflex Inc.	47,700	5,646
	Danaher Corp.	26,710	5,276
*	Niagen Bioscience Inc.	350,900	5,057
*	Insulet Corp.	15,660	4,920
*	Doximity Inc. Class A	78,600	4,821
*	PTC Therapeutics Inc.	94,300	4,606
*	IDEXX Laboratories Inc.	7,893	4,233
*	ACADIA Pharmaceuticals Inc.	192,500	4,152
*	Alnylam Pharmaceuticals Inc.	12,000	3,913
	Abbott Laboratories	19,090	2,596
	GE HealthCare Technologies Inc.	34,700	2,570

		Shares	Market Value ($000)
*	Sarepta Therapeutics Inc.	144,700	2,474
*	Mirum Pharmaceuticals Inc.	43,400	2,209
*	Hims & Hers Health Inc.	43,600	2,173
*	Sage Therapeutics Inc.	206,419	1,883
*	QuidelOrtho Corp.	56,300	1,623
*	BioCryst Pharmaceuticals Inc.	179,800	1,611
*	Ardelyx Inc.	383,000	1,501
	Chemed Corp.	2,787	1,357
*	Amicus Therapeutics Inc.	235,000	1,347
*	IQVIA Holdings Inc.	8,080	1,273
*	Intuitive Surgical Inc.	2,200	1,196
*	Centene Corp.	18,200	988
*	Tandem Diabetes Care Inc.	51,800	966
	Embecta Corp.	98,541	955
*	Charles River Laboratories International Inc.	6,100	926
*	Myriad Genetics Inc.	170,700	906
	DENTSPLY SIRONA Inc.	47,800	759
*	Owens & Minor Inc.	82,900	754
*	Medpace Holdings Inc.	2,300	722
*	Fulcrum Therapeutics Inc.	102,100	702
*	Alkermes plc	22,700	649
*	RxSight Inc.	43,545	566
*	Dynavax Technologies Corp.	53,800	534
*	Avanos Medical Inc.	41,549	509
	Agilent Technologies Inc.	4,300	507
*	LivaNova plc	11,200	504
*	Kiniksa Pharmaceuticals International plc	17,200	476
*	AMN Healthcare Services Inc.	22,000	455
*	Halozyme Therapeutics Inc.	8,500	442
*	Travere Therapeutics Inc.	29,000	429
*	Corcept Therapeutics Inc.	5,800	426
*	Mettler-Toledo International Inc.	363	426
	Select Medical Holdings Corp.	25,300	384
*	Omnicell Inc.	12,400	365
*	Incyte Corp.	4,800	327
*	Pacira BioSciences Inc.	13,050	312
*	Puma Biotechnology Inc.	84,024	288
*	Solventum Corp.	3,800	288
*	Avadel Pharmaceuticals plc	29,500	261
*	TG Therapeutics Inc.	6,400	230
*	Emergent BioSolutions Inc.	34,500	220
*	Enanta Pharmaceuticals Inc.	27,554	208
*	Surmodics Inc.	6,324	188
*	Evolent Health Inc. Class A	16,000	180
*	MiMedx Group Inc.	28,138	172
*	Arcutis Biotherapeutics Inc.	10,000	140
*	Varex Imaging Corp.	14,989	130
*	agilon health Inc.	53,679	124
*	Celldex Therapeutics Inc.	5,800	118
*	Insmed Inc.	1,100	111
*	LifeMD Inc.	7,900	108
*	OraSure Technologies Inc.	27,998	84
*	Third Harmonic Bio Inc.	12,800	70
*	Zimvie Inc.	6,678	62
*	MannKind Corp.	15,400	58
*	Agios Pharmaceuticals Inc.	1,500	50
*	Kodiak Sciences Inc.	12,991	48
*	AnaptysBio Inc.	2,000	44
*	Ironwood Pharmaceuticals Inc.	45,781	33
*	Supernus Pharmaceuticals Inc.	800	25
*	ClearPoint Neuro Inc.	2,000	24
*	Organogenesis Holdings Inc.	5,300	19
*	Exelixis Inc.	400	18
*	Fulgent Genetics Inc.	900	18
*	Amneal Pharmaceuticals Inc.	1,484	12
*	Castle Biosciences Inc.	600	12
*	Accuray Inc.	8,076	11
*	Joint Corp.	200	2

		Shares	Market Value ($000)
*	Fortrea Holdings Inc.	300	2
			1,587,974
Industrials (7.5%)
	General Electric Co.	404,613	104,143
	Howmet Aerospace Inc.	526,956	98,082
	Northrop Grumman Corp.	171,521	85,757
*	Clean Harbors Inc.	313,156	72,395
	Trane Technologies plc	157,665	68,964
*	Uber Technologies Inc.	682,304	63,659
	RTX Corp.	428,248	62,533
	Cintas Corp.	266,684	59,436
	Lockheed Martin Corp.	127,830	59,203
	General Dynamics Corp.	192,630	56,183
	Westinghouse Air Brake Technologies Corp.	212,503	44,488
	Parker-Hannifin Corp.	62,622	43,740
	IDEX Corp.	246,054	43,200
	Caterpillar Inc.	89,330	34,679
	Vertiv Holdings Co. Class A	261,699	33,605
	TransDigm Group Inc.	16,165	24,581
	United Parcel Service Inc. Class B (XNYS)	191,500	19,330
*	United Airlines Holdings Inc.	213,230	16,980
	3M Co.	107,097	16,304
	Waste Connections Inc. (XTSE)	84,292	15,739
	Carrier Global Corp.	211,170	15,456
	AerCap Holdings NV	114,600	13,408
	AMETEK Inc.	70,800	12,812
	Eaton Corp. plc	33,340	11,902
	Automatic Data Processing Inc.	37,260	11,491
	Comfort Systems USA Inc.	19,700	10,563
	KBR Inc.	206,600	9,904
*	ATI Inc.	110,500	9,541
	Union Pacific Corp.	36,200	8,329
	PACCAR Inc.	75,700	7,196
	Rockwell Automation Inc.	21,500	7,142
	Illinois Tool Works Inc.	25,800	6,379
*	Fluor Corp.	123,700	6,342
	Otis Worldwide Corp.	55,600	5,506
	Primoris Services Corp.	59,200	4,614
*	Axon Enterprise Inc.	5,260	4,355
	Snap-on Inc.	13,800	4,294
	CH Robinson Worldwide Inc.	43,600	4,183
	Johnson Controls International plc	38,920	4,111
	Delta Air Lines Inc.	81,100	3,989
	Textron Inc.	41,800	3,356
	Owens Corning	23,300	3,204
	Allegion plc	18,700	2,695
	Atmus Filtration Technologies Inc.	70,600	2,571
*	MasTec Inc.	14,900	2,539
	Wabash National Corp.	190,762	2,028
	Broadridge Financial Solutions Inc.	8,330	2,024
	Stanley Black & Decker Inc.	27,600	1,870
	FedEx Corp.	7,000	1,591
*	Bloom Energy Corp. Class A	65,000	1,555
	Xylem Inc.	10,900	1,410
*	NuScale Power Corp.	35,300	1,397
	Pentair plc	10,900	1,119
	Verisk Analytics Inc.	3,530	1,100
*	Parsons Corp.	15,100	1,084
	ICF International Inc.	9,900	839
	Greenbrier Cos. Inc.	18,201	838
	Flowserve Corp.	15,800	827
*	Hudson Technologies Inc.	101,300	823
*	Verra Mobility Corp.	30,500	774
	Masco Corp.	10,500	676
	Granite Construction Inc.	7,200	673
*	Blue Bird Corp.	14,700	635
	GFL Environmental Inc. (XTSE)	9,100	459
*	ExlService Holdings Inc.	10,400	455
	A O Smith Corp.	6,800	446

		Shares	Market Value ($000)
	Worthington Enterprises Inc.	6,375	406
	Ingersoll Rand Inc. (XYNS)	4,500	374
	TriNet Group Inc.	4,726	346
*	Enviri Corp.	33,100	287
	Hexcel Corp.	4,900	277
*	TrueBlue Inc.	42,383	275
	Shyft Group Inc.	21,600	271
*	Ameresco Inc. Class A	17,800	270
	Interface Inc.	12,100	253
	ManpowerGroup Inc.	6,000	242
	WW Grainger Inc.	232	241
*	Lyft Inc. Class A	14,700	232
	Mueller Industries Inc.	2,900	231
	Hyster-Yale Inc.	5,112	203
	Vestis Corp.	34,400	197
	Jacobs Solutions Inc.	1,400	184
*	Dayforce Inc.	2,800	155
	EnerSys	1,800	154
	ZIM Integrated Shipping Services Ltd.	7,500	121
	Kelly Services Inc. Class A	9,105	107
	Boise Cascade Co.	900	78
	Tennant Co.	998	77
*	American Superconductor Corp.	1,800	66
	Marten Transport Ltd.	4,495	58
*	Rocket Lab Corp.	1,600	57
	Moog Inc. Class A	300	54
*	3D Systems Corp.	33,800	52
*	Shoals Technologies Group Inc. Class A	11,700	50
	Hub Group Inc. Class A	1,289	43
	Costamare Inc.	3,600	33
*	Masterbrand Inc.	2,772	30
	Brady Corp. Class A	300	20
*	Array Technologies Inc.	3,200	19
*	Manitowoc Co. Inc.	1,400	17
*	NWPX Infrastructure Inc.	300	12
*	Costamare Bulkers Holdings Ltd.	938	8
*	TTEC Holdings Inc.	1,413	7
			1,227,013
Information Technology (31.1%)
	NVIDIA Corp.	7,483,591	1,182,333
	Microsoft Corp.	2,215,571	1,102,047
	Apple Inc.	3,388,939	695,309
	Broadcom Inc.	2,047,631	564,429
*	ServiceNow Inc.	107,957	110,988
	Cisco Systems Inc.	1,262,408	87,586
*	Arista Networks Inc.	795,115	81,348
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	349,496	79,157
	Motorola Solutions Inc.	178,260	74,951
*	Fortinet Inc.	681,023	71,998
*	Palantir Technologies Inc. Class A	505,490	68,908
	VeriSign Inc.	231,715	66,919
*	Synopsys Inc.	113,223	58,047
	Oracle Corp.	264,780	57,889
	Seagate Technology Holdings plc	383,818	55,396
	Amphenol Corp. Class A	550,006	54,313
	SAP SE ADR	170,506	51,851
	QUALCOMM Inc.	312,830	49,821
	Micron Technology Inc.	393,121	48,452
*	Shopify Inc. Class A (XTSE)	397,005	45,795
*	Celestica Inc.	270,996	42,305
	Salesforce Inc.	145,696	39,730
	Texas Instruments Inc.	186,500	38,721
	Corning Inc.	727,660	38,268
	KLA Corp.	40,220	36,027
	Lam Research Corp.	315,340	30,695
*	Snowflake Inc. Class A	113,347	25,364
*	Adobe Inc.	64,700	25,031
	Analog Devices Inc.	95,511	22,734
*	HubSpot Inc.	33,800	18,814

		Shares	Market Value ($000)
*	Advanced Micro Devices Inc.	123,632	17,543
*	Tyler Technologies Inc.	29,280	17,358
	Vontier Corp.	316,690	11,686
*	Fair Isaac Corp.	5,604	10,244
	Applied Materials Inc.	52,000	9,520
*	AppLovin Corp. Class A	24,600	8,612
	Gen Digital Inc. (XNGS)	286,310	8,417
*	Autodesk Inc.	27,150	8,405
	Marvell Technology Inc.	93,400	7,229
*	Sanmina Corp.	66,900	6,545
	Microchip Technology Inc.	71,640	5,041
	TE Connectivity plc	23,200	3,913
*	UiPath Inc. Class A	261,800	3,351
*	Rubrik Inc. Class A	34,300	3,073
*	Zebra Technologies Corp. Class A	9,900	3,053
	CDW Corp.	16,000	2,857
	Monolithic Power Systems Inc.	3,780	2,765
	Juniper Networks Inc.	66,800	2,667
*	Elastic NV	28,400	2,395
*	Klaviyo Inc. Class A	66,249	2,225
*	Plexus Corp.	14,500	1,962
*	Aurora Innovation Inc.	356,700	1,869
*	Mirion Technologies Inc.	83,200	1,791
*	Asana Inc. Class A	125,500	1,694
*	F5 Inc.	4,130	1,216
	Teradyne Inc.	11,500	1,034
*	Xperi Inc.	105,000	831
*	Astera Labs Inc.	8,500	769
*	Enphase Energy Inc.	17,500	694
*	Consensus Cloud Solutions Inc.	24,800	572
*	N-able Inc.	70,279	569
*	Unity Software Inc.	18,700	453
*	Zeta Global Holdings Corp. Class A	26,608	412
*	Arlo Technologies Inc.	23,500	399
*	Wix.com Ltd.	2,500	396
*	Credo Technology Group Holding Ltd.	3,700	343
*	Harmonic Inc.	34,500	327
*	Unisys Corp.	69,100	313
*	AvePoint Inc.	15,400	297
	Methode Electronics Inc.	30,500	290
*	Cerence Inc.	27,200	278
	Amkor Technology Inc.	13,000	273
	Immersion Corp.	28,700	226
*	E2open Parent Holdings Inc.	69,200	223
*	Rapid7 Inc.	9,073	210
*	NetScout Systems Inc.	8,100	201
*	Onto Innovation Inc.	1,900	192
	Hewlett Packard Enterprise Co.	7,300	149
*	Photronics Inc.	7,200	136
*	TSS Inc.	4,400	127
*	MaxLinear Inc.	8,400	119
*	Everspin Technologies Inc.	16,548	104
*	PDF Solutions Inc.	4,800	103
*	Viasat Inc.	5,934	87
*	Upland Software Inc.	39,795	78
*	Docebo Inc.	2,500	72
*	EPAM Systems Inc.	400	71
	AudioCodes Ltd.	5,914	58
*	Ultra Clean Holdings Inc.	1,666	38
*	Daktronics Inc.	1,719	26
*	PROS Holdings Inc.	1,159	18
*	8x8 Inc.	3,800	7
*	Weave Communications Inc.	300	2
			5,081,154
Materials (2.1%)
	Linde plc	216,478	101,567
*	James Hardie Industries plc ADR	1,489,939	40,064
	Newmont Corp. (XNYS)	526,940	30,700
	Freeport-McMoRan Inc.	648,800	28,125

		Shares	Market Value ($000)
	Sherwin-Williams Co.	70,100	24,070
	Ecolab Inc.	80,630	21,725
	FMC Corp.	467,395	19,514
	Mosaic Co.	414,400	15,117
	PPG Industries Inc.	102,846	11,699
	Celanese Corp.	209,351	11,583
	DuPont de Nemours Inc.	111,600	7,655
*	Axalta Coating Systems Ltd.	126,600	3,759
	Vulcan Materials Co.	13,900	3,625
	Packaging Corp. of America	18,100	3,411
	Ball Corp.	59,800	3,354
	Albemarle Corp.	51,600	3,234
*	Constellium SE	222,500	2,959
	CRH plc	28,200	2,589
	CF Industries Holdings Inc.	21,800	2,006
	Nucor Corp.	12,700	1,645
	Minerals Technologies Inc.	21,600	1,190
	SunCoke Energy Inc.	125,500	1,078
	Southern Copper Corp.	10,505	1,063
	Orion SA	89,900	943
	Ashland Inc.	18,300	920
	Mativ Holdings Inc.	98,100	669
	Element Solutions Inc.	20,500	464
*	Magnera Corp.	24,700	298
*	Fortuna Mining Corp.	45,400	297
*	Rayonier Advanced Materials Inc.	52,452	202
*	American Vanguard Corp.	43,788	172
	Mercer International Inc.	46,200	162
	United States Lime & Minerals Inc.	1,100	110
	Worthington Steel Inc.	3,643	109
*	Century Aluminum Co.	5,400	97
	Olympic Steel Inc.	2,500	81
*	Clearwater Paper Corp.	2,901	79
*	Alto Ingredients Inc.	61,000	70
*	Intrepid Potash Inc.	478	17
	International Paper Co.	1	—
			346,422
Other (0.6%)
	SPDR S&P 500 ETF Trust	110,806	68,461
[3]	Vanguard S&P 500 ETF	42,352	24,057
*	Ralliant Corp.	33	2
*,1	Paratek Pharmaceuticals Inc. CVR	15,782	1
*,1	Aduro Biotech Inc. CVR	67	—
*,1	GCI Liberty Inc.	100	—
			92,521
Real Estate (1.6%)
	Welltower Inc.	500,897	77,003
	Simon Property Group Inc.	369,540	59,407
	American Tower Corp.	125,260	27,685
	Digital Realty Trust Inc.	149,033	25,981
	Ventas Inc.	392,966	24,816
	Equity Residential	114,030	7,696
	Equinix Inc.	6,300	5,012
	Public Storage	14,479	4,248
	First Industrial Realty Trust Inc.	57,300	2,758
	VICI Properties Inc.	83,280	2,715
	Innovative Industrial Properties Inc.	46,600	2,573
	Agree Realty Corp.	19,900	1,454
	Essex Property Trust Inc.	4,700	1,332
	Camden Property Trust	10,220	1,152
*	Anywhere Real Estate Inc.	312,900	1,133
	Realty Income Corp.	17,800	1,026
	Omega Healthcare Investors Inc.	24,000	880
	Sabra Health Care REIT Inc.	36,300	669
	Essential Properties Realty Trust Inc.	18,900	603
	COPT Defense Properties	21,600	596
	InvenTrust Properties Corp.	20,600	564
	Kimco Realty Corp.	23,600	496
	SITE Centers Corp.	28,280	320

		Shares	Market Value ($000)
	Federal Realty Investment Trust	2,500	238
	Alexander & Baldwin Inc.	12,300	219
	Apartment Investment & Management Co. Class A	23,900	207
	American Assets Trust Inc.	9,490	187
	Community Healthcare Trust Inc.	11,200	186
*	RE / MAX Holdings Inc. Class A	22,300	182
	City Office REIT Inc.	33,108	177
	Industrial Logistics Properties Trust	38,800	177
*	Forestar Group Inc.	7,100	142
	Rayonier Inc.	6,226	138
	LTC Properties Inc.	3,826	132
*	Hudson Pacific Properties Inc.	46,100	126
*	Seritage Growth Properties Class A	33,500	103
	Veris Residential Inc.	5,585	83
	Brixmor Property Group Inc.	2,400	63
	Orion Properties Inc.	26,807	57
	St. Joe Co.	920	44
	Franklin Street Properties Corp.	11,497	19
*	Douglas Elliman Inc.	8,350	19
	Service Properties Trust	1,400	3
			252,621
Utilities (2.0%)
	Sempra	2,045,782	155,009
	NRG Energy Inc.	311,960	50,095
	Edison International	627,230	32,365
	Consolidated Edison Inc.	292,700	29,372
	Vistra Corp.	56,155	10,883
	Constellation Energy Corp.	27,000	8,715
	Public Service Enterprise Group Inc.	83,500	7,029
	DTE Energy Co.	50,600	6,703
	AES Corp.	515,900	5,427
	CMS Energy Corp.	64,573	4,474
	NextEra Energy Inc.	44,600	3,096
	Southern Co.	28,160	2,586
	FirstEnergy Corp.	53,202	2,142
	American Electric Power Co. Inc.	18,200	1,888
	WEC Energy Group Inc.	14,500	1,511
	Evergy Inc.	17,500	1,206
	Exelon Corp.	27,000	1,172
	Atmos Energy Corp.	7,300	1,125
	PG&E Corp.	47,200	658
	New Jersey Resources Corp.	6,200	278
	Avista Corp.	4,567	173
*	Montauk Renewables Inc.	9,439	21
*	ReNew Energy Global plc Class A	2,700	19
			325,947
Total Common Stocks (Cost $10,459,582)			16,116,071
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[4,5]	Vanguard Market Liquidity Fund, 4.355% (Cost $219,147)	2,191,781	219,156
Total Investments (99.9%) (Cost $10,678,729)			16,335,227
Other Assets and Liabilities—Net (0.1%)			13,529
Net Assets (100%)			16,348,756
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,101.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $2,241 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	592	185,111	6,547
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	16,116,070	—	1	16,116,071
Temporary Cash Investments	219,156	—	—	219,156
Total	16,335,226	—	1	16,335,227
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,547	—	—	6,547
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.

D.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2025 Market Value ($000)
Vanguard Growth ETF	—	24,013	—	—	44	—	—	24,057
Vanguard Market Liquidity Fund	255,311	NA1	NA1	(2)	(8)	9,036	—	219,156
Total	255,311	24,013	—	(2)	36	9,036	—	243,213
1	Not applicable—purchases and sales are for temporary cash investment purposes.